Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
Property, Plant and Equipment

16.  PROPERTY, PLANT AND EQUIPMENT

The following table sets forth the property, plant and equipment as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Classes of Property, Plant and Equipment, Gross	ThCh$	ThCh$
Property, Plant and Equipment, Gross	9,768,708,590	9,225,653,590
Construction in progress	1,567,685,720	1,048,988,931
Land	78,366,909	77,754,923
Buildings	562,807,945	531,250,194
Generation Plant and Equipment	5,992,384,131	6,002,160,751
Network infrastructure	1,378,810,834	1,396,996,724
Fixtures and fittings	171,396,847	150,242,089
Other property, plant and equipment	17,256,204	18,259,978

	As of December 31,
	2020	2019
Classes of Accumulated Depreciation and Impairment in Property, Plant and Equipment	ThCh$	ThCh$
Total Accumulated Depreciation and Impairment in Property, Plant and Equipment	(4,735,212,118)	(3,921,177,476)
Buildings	(144,646,529)	(110,930,435)
Plant and equipment	(3,871,912,436)	(3,106,167,890)
Network infrastructure	(584,630,846)	(587,567,750)
Fixtures and fittings	(117,944,385)	(102,483,181)
Other property, plant and equipment	(16,077,922)	(14,028,220)

	As of December 31,
	2020	2019
Classes of Property, Plant and Equipment, Net	ThCh$	ThCh$
Property, Plant and Equipment, Net	5,033,496,472	5,304,476,114
Construction in progress	1,567,685,720	1,048,988,931
Land	78,366,909	77,754,923
Buildings	418,161,416	420,319,759
Generation Plant and Equipment	2,120,471,695	2,895,992,861
Network infrastructure	794,179,988	809,428,974
Fixtures and fittings	53,452,462	47,758,908
Other property, plant and equipment	1,178,282	4,231,758

The composition and movements of the property, plant and equipment accounts during the fiscal year ended December 31, 2020 and 2019 are as follows:

	Construction in progress	Land	Buildings, Net	Generation Plant and Equipment Net	Network infrastructure, Net	Fixtures and Fittings, Net	Other property, plant and equipment, Net	Property, Plant and Equipment, Net
Changes in 2020	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2020	1,048,988,931	77,754,923	420,319,759	2,895,992,861	809,428,974	47,758,908	4,231,758	5,304,476,114
Increases other than from business combinations	744,544,601	-	151,195	691,268	101,862	119,324	-	745,608,250
Increases (decreases) from foreign currency translation differences	(57,958,736)	28,352	(19,184,500)	(54,569,811)	(3,320,508)	2,286,520	87,719	(132,630,964)
Depreciation (1)	—	—	(20,527,447)	(144,943,455)	(36,650,102)	(6,265,815)	(3,141,195)	(211,528,014)
Impairment losses recognized in profit or loss for the period (2)	(45,596,397)	—	—	(652,638,983)	—	—	—	(698,235,380)
Increases (decreases) from transfers and other changes	(57,868,918)	59,304	11,483,868	41,125,722	—	5,200,024	-	-
Increases (decreases) from transfers from construction in progress	(57,868,918)	59,304	11,483,868	41,125,722	—	5,200,024	-	-
Disposals and removals from service	(1,425,412)	-	—	(1,942,587)	(8,509,816)	—	-	(11,877,815)
Disposals	—	—	—	(1,942,587)	(6,899,719)	—	-	(8,842,306)
Removals	(1,425,412)	—	—	—	(1,610,097)	—	-	(3,035,509)
Other increases (decreases) (3)	(63,014,492)	489,124	25,862,428	36,315,417	33,129,578	4,137,244	-	36,919,299
Argentine hyperinflationary economy	16,143	35,206	56,113	441,263	—	216,257	-	764,982
Total changes	518,696,789	611,986	(2,158,343)	(775,521,166)	(15,248,986)	5,693,554	(3,053,476)	(270,979,642)
Closing balance as of December 31, 2020	1,567,685,720	78,366,909	418,161,416	2,120,471,695	794,179,988	53,452,462	1,178,282	5,033,496,472

	Construction in progress	Land	Buildings, Net	Generation Plant and Equipment, Net	Network infrastructure, Net	Fixtures and Fittings, Net	Other property, plant and equipment, Net	Property, Plant and Equipment, Net
Changes in 2019	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2019	862,274,093	74,753,283	384,027,047	3,143,869,929	764,095,247	55,091,617	6,881,745	5,290,992,961
Increases other than from business combinations	320,298,423	-	-	-	-	-	-	320,298,423
Increases (decreases) from foreign currency translation differences	9,880,815	36,282	29,731,649	81,221,513	4,238,408	65,341	361,574	125,535,582
Depreciation (1)	—	—	(17,944,173)	(159,163,293)	(34,964,877)	(6,299,395)	(3,011,561)	(221,383,299)
Impairment losses recognized in profit or loss for the period (2)	(32,967,462)	—	—	(247,052,801)	—	—	—	(280,020,263)
Increases (decreases) from transfers and other changes	(121,288,336)	4,151,834	22,879,420	17,534,668	74,941,622	1,780,792	-	—
Increases (decreases) from transfers from construction in progress	(121,288,336)	4,151,834	22,879,420	17,534,668	74,941,622	1,780,792	-	—
Disposals and removals from service	—	(406,656)	(792,638)	(948,350)	(1,880,608)	(837,345)	-	(4,865,597)
Disposals	—	(406,656)	—	(948,350)	—	—	-	(1,355,006)
Removals	—	—	(792,638)	—	(1,880,608)	(837,345)	-	(3,510,591)
Other increases (decreases) (3)	10,843,933	(779,820)	2,418,454	59,398,742	2,999,182	(2,042,102)	-	72,838,389
Argentine hyperinflationary economy	(52,535)	-	—	1,132,453	—	—	-	1,079,918
Total changes	186,714,838	3,001,640	36,292,712	(247,877,068)	45,333,727	(7,332,709)	(2,649,987)	13,483,153
Closing balance as of December 31, 2019	1,048,988,931	77,754,923	420,319,759	2,895,992,861	809,428,974	47,758,908	4,231,758	5,304,476,114
(1)	See Note 31.
(2)	See clause iv) in section c) other information, contained in this same Note.
(3)	See Note 25.

Additional information on property, plant and equipment, net

a)    Main investments

The main additions to property, plant and equipment relate to investments in the Company’s networks, investments in operating plants and new projects under construction. Total work in progress amounted to ThCh$ 1,567,685,720 and ThCh$ 1,048,988,931 as of December 31, 2020 and 2019, respectively.

In the Distribution Business, the main investments are improvements in networks to optimize their operation, in order to improve efficiency and quality of service level. The carrying amount of these works in progress totaled ThCh$148,835,155 and ThCh$173,566,099 as of December 31, 2020 and 2019, respectively.

In the Generation Business, investments include works towards the new capacity program. This includes:

i)

Progress on the construction of the Los Cóndores Hydroelectric power plant, by Enel Generación Chile, which will use the resources from the Maule Lake and will have an installed capacity of approximately 150 MW. The carrying amount recorded in assets for this project was ThCh$637,303,224 and ThCh$541,401,896, as of December 31, 2020 and 2019, respectively.

ii)

Progress on the Sol de Lila, Azabache, Domeyko, Valle del Sol, Finis Terrae, Renaico II, Cerro Pabellón and Campos del Sol projects, which together represent an installed capacity of approximately 1.3 GW, and which are being executed by Enel Green Power Chile.  The carrying amount recorded in assets for this project was ThCh$436,164,981 and ThCh$17,485,325, as of December 31, 2020 and 2019, respectively.

Following the accounting criteria described in Note 3.a), only those investments made in the abovementioned generation projects qualify as assets suitable for capitalizing interest. As a whole, these projects represent cumulative cash disbursements in the amount of ThCh$780,827,755 and ThCh$543,844,674, as of December 31, 2020 and 2019.

b)    Capitalized cost

b.1) Capitalized financial expenses

The capitalized cost for financial expenses amounted to ThCh $ 33,109,819 as of December 31, 2020, (ThCh $ 9,321,354 and ThCh $ 6,435,646 as of December 31, 2019 and 2018, respectively) (see Note 34). The average financing rate ranged between 4.60% and 6.84% as of December 31, 2020 (5.86% as of December 31, 2019).

The increase in interest capitalization evidenced during 2020 is mainly explained by a greater development of non-conventional renewable energy projects and by a greater continuity in the development of the Los Cóndores project. Note that, with respect to the Los Cóndores project, given the difficulties inherent to a project of this magnitude and the impacts related to COVID-19, which implied some suspensions in the execution of the same during the last year, an update of the project schedule was provided by Enel Generación Chile in an essential fact dated July 27, 2020, estimating that it will be completed in the last quarter of 2023.

b.2) Capitalized personnel expenses in work-in-progress

The capitalized cost for personnel expenses directly related directly to constructions in progress amounted to ThCh$25,539,316,  ThCh$17,610,861 and ThCh$16,710,963 as of December 31, 2020, 2019 and 2018, respectively.

The increase in the capitalization of interest and personnel expenses compared to 2019 is mainly due to a greater development of non-conventional renewable energy projects.

c)    Other information

i)	As of December 31, 2020, and 2019, the Group maintained commitments to acquire tangible fixed assets in the amount of ThCh$303,709,257 and ThCh$185,457,682, respectively.
ii)	As of December 31, 2020, and 2019, Enel Chile had no property, plant and equipment pledged as collateral for liabilities.
iii)

The Group and its consolidated entities have insurance contracts with policies that cover any risk, earthquake and machinery breakdown up to a limit of €1,000 million (ThCh$873,300,000),  and this coverage includes damages due to business disruption.

Additionally, the Group has civil liability insurance policies for third-party claims up to a limit of €500 million (ThCh$436,650,000) when these claims are due to the rupture of any dams owned by the Company or its Subsidiaries, and Environmental Civil Liability to cover environmental damage claims up to €20 million (ThCh$17,466,000).  The premiums associated with these policies are recorded proportionally to each company in the caption prepaid expenses.

iv)	Decarbonization plan

Development during 2019

On June 4, 2019, the Company’s subsidiaries Enel Generación Chile and Gasatacama Chile entered into an agreement by which both companies, in line with their own sustainability strategy and strategic plan, and the Ministry of Energy, regulated how they would proceed to progressively eliminate the Tarapacá, Bocamina I and Bocamina II coal-fired generation units (hereinafter, Tarapacá, Bocamina I and Bocamina II).

The agreement is subject to the condition precedent that the regulations on capacity transfers between generation companies go into force, which establishes, among other things, the essential conditions to ensure non-discriminatory treatment among the generators and to define the State of Strategic Reserve. By virtue of the above, Enel Generación Chile and Gasatacama Chile would formally and irrevocably agree to the final withdrawal of Bocamina 1 and Tarapacá, respectively, from the National Electricity System, establishing their deadlines at May 31, 2020 for Tarapacá, and December 31, 2023 for Bocamina I.

The Group stated its intention to accelerate the withdrawal of Tarapacá and Bocamina I, promoting the termination of their operations, all fully coordinated with the Authority. Within this context, on June 17, 2019, Gasatacama Chile submitted a request to the National Energy Commission (hereinafter CNE) to perform the final withdrawal, disconnection, and termination of operations of Tarapacá at an earlier date, i.e., by December 31, 2019.  On July 26, 2019, by Exempt Resolution No. 450 and in accordance with the provisions of article 72 -18 of the General Law of Electricity Services, the CNE authorized the final withdrawal, disconnection, and termination of operations of Tarapacá from December 31, 2019.

The management of the Tarapacá and Bocamina I assets will be carried out separately, and these assets will not form part of the Cash-Generating Unit formed by the rest of the plants owned by the Enel Generación Chile Group, whose economic management is performed in an integrated manner.

Due to the abovementioned and as a result of impairment testing on an individual basis, in 2019 the Group recognized impairment losses in the amount of ThCh$197,188,542 and ThCh $82,831,721 to adjust the carrying amount of the capitalized investment in Tarapacá and Bocamina I, respectively, to their recoverable amount. The resulting recoverable amount, after the recorded impairment, corresponds to the value of the lands held in Tarapacá and Bocamina I, in the amount of ThCh$1,613,803 and ThCh$ 6,362,581, respectively.

With respect to Bocamina II, Enel Generación Chile set a goal for its early withdrawal by December 31, 2040, at the latest. All of the above was subject to the authorization established in the General Law of Electricity Services. The financial effects would depend on the factors involved in the electricity market behavior, such as fuel prices, hydrological conditions, the growth of electricity demand, and international inflation indexes, which could not be determined at the close of 2019.

Notwithstanding the above, the useful lives of the Bocamina II assets were adjusted such that in any case, the depreciation would be calculated for any useful lives beyond December 31, 2040. This measure implied the recognition of a higher depreciation of ThCh$ 4,083,855 during 2019.

Development during 2020:

On May 27, 2020, the Board of Directors of Enel Generación Chile approved, subject to the corresponding CNE authorizations, the early withdrawal of Bocamina I and Bocamina II, establishing deadlines for such withdrawals on December 31, 2020 and May 31, 2022, respectively. The corresponding request was communicated to the CNE that same day.

This decision shows the Company's commitment to fight against climate change and also considered the deep changes being experienced by the Industry, including the constant and increasing penetration of renewable energies and the reduction in commodities prices, making gas-powered production more competitive, which would give greater flexibility to the system's operations in comparison to coal-fired production.

On July 3, 2020, the CNE issued Exempt Resolution No. 237 authorizing the final withdrawal, disconnection, and termination of operations of Bocamina I from December 31, 2020.

Regarding Bocamina II, the Group also intended to accelerate its early closure, promoting the discontinuation of its operations in strict coordination with the Authority. In this context, on July 23, 2020, the CNE issued Exempt Resolution No. 266 authorizing the final withdrawal, disconnection, and termination of operations of Bocamina II as of May 31, 2022.

As occurred in 2019 with Tarapacá and Bocamina I, Bocamina II’s management assets will be managed separately and, accordingly, these assets will not form part of the Cash-Generating Unit consisting of the rest of the plants owned by the Enel Generación Chile Group, whose economic management continues to be carried out in a centralized manner.

Consequently, and as a result of impairment testing on an individual basis, in 2020 the Group recorded an impairment loss of ThCh$697,856,387 to adjust the carrying amount of the capitalized investment in Bocamina II to its recoverable value (See Note 31). The resulting recoverable value, after the impairment recorded, corresponds to the value of the land associated with this plant, which as of December 31, 2020 was ThCh$2,014,684.

These situations have effects on deferred taxes, which are disclosed in Note 19.b.

v)

As of September 2020, the Company’s subsidiary Empresa Nacional de Geotermia recorded an impairment of its works in progress of ThCh$378,993. Subsequently, its liquidation process began in December 2020.

vi)

As a result of the public disturbances occurred in Chile during the last quarter of 2019, write-offs related to property, plant and equipment amounting to ThCh$1,629,983 were recorded. On the other hand, equipment disposals amounting to ThCh$1,880,608 ocurred. Both concepts total ThCh$3,510,591, see Note 32.